FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018
Derivative liabilities [member] | HPI (+/- 5%) [member] | Favourable changes [member] | Market values – property valuation [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	£ 17
Derivative liabilities [member] | HPI (+/- 5%) [member] | Unfavourable changes [member] | Market values – property valuation [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	(17)
Financial assets at fair value through profit or loss, category [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Favourable changes [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		36	[1]	£ 35
Financial assets at fair value through profit or loss, category [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Unfavourable changes [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		(39)	[1]	(35)
Financial assets at fair value through profit or loss, category [member] | Credit spreads (+/- 3%) [member] | Unfavourable changes [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]
Derivative assets [member] | Favourable changes [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Derivative assets [member] | Unfavourable changes [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Interest rate spreads (+/- 50bps) [member] | Favourable changes [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	[1]	1
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Interest rate spreads (+/- 50bps) [member] | Unfavourable changes [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	[1]	(1)
Consensus pricing [member] | Financial assets at fair value through other comprehensive income, category [member] | Favourable changes [member] | Broker quotes [member] | Lead manager [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	4
Consensus pricing [member] | Financial assets at fair value through other comprehensive income, category [member] | Unfavourable changes [member] | Broker quotes [member] | Lead manager [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		(4)	[1]	(1)
Gross carrying amount [member] | Derivative liabilities [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		297		8
Gross carrying amount [member] | Derivative liabilities [member] | HPI (+/- 5%) [member] | Market values – property valuation [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		297		8
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets at fair value through profit or loss:		1,829		2,721
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Inferred spreads (bps) (97 bps/103 bps) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		1,782		2,721
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Credit spreads (+/- 3%) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		47
Gross carrying amount [member] | Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets at fair value through other comprehensive income		60		53
Gross carrying amount [member] | Derivative assets [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives				5
Gross carrying amount [member] | Derivative assets [member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives				5
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		344		8
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		1,889		2,779
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Interest rate spreads (+/- 50bps) [member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss		47
Gross carrying amount [member] | Consensus pricing [member] | Financial assets at fair value through other comprehensive income, category [member] | Broker quotes [member] | Lead manager [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		£ 60		£ 53

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.